Business overview	12 Months Ended
Dec. 31, 2021
Business overview

1.	Business overview

Summary of business

Aeterna Zentaris (the “Company” or “Aeterna”) is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen™ (macimorelin), is the first and only United States (“US”) Food and Drug Administration (“FDA”) and European Medicines Agency-approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macrilen™ is currently marketed in the US through a license agreement, as amended, between the Company and Novo Nordisk Health Care AG (“Novo”). The Company is also dedicated to the development of therapeutic assets and has recently taken steps to establish a pre-clinical pipeline to potentially address unmet medical needs across a number of indications with a focus on rare or orphan indications and with the potential for pediatric use.

COVID-19 impact

Coronavirus, or COVID-19, a contagious disease that was characterized by the World Health Organization as a pandemic in early 2020, continues to affect the global community.

The spread of COVID-19 may continue to impact our operations, including the potential interruption of our clinical trial activities and of our supply chain. For example, the rise in the Omicron variant in the COVID-19 pandemic has caused delays in site initiation and patient enrollment in our Phase 3 DETECT clinical trial for diagnostic use in childhood-onset growth hormone deficiency. Additionally, sales activities for Macrilen™ in the US may be impacted due to delays of diagnostic activities on AGHD in the US. Further, the COVID-19 pandemic may also cause some patients to be unwilling to enroll in our trials or be unable to comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services, which would delay our ability to conduct clinical trials or release clinical trial results on a timely basis and could delay our ability to obtain regulatory approval and commercialize our product candidates. Management will continue to monitor and assess the impact of the pandemic on its judgments, estimates, accounting policies and amounts recognized in these consolidated financial statements. As of December 31, 2021, the Company assessed the possible impacts of COVID-19 on its consolidated financial results. The Company has evaluated its financial assets, property, plant and equipment, intangible assets, and goodwill for impairment and no changes from the carrying amount were required in the reporting period.

Reporting entity

The accompanying consolidated financial statements include the accounts of Aeterna Zentaris Inc., an entity incorporated under the Canada Business Corporations Act, and its wholly owned subsidiaries. The Company and its subsidiaries are collectively referred to as the “Group”. Aeterna Zentaris Inc. is the ultimate parent company of the Group. The Company currently has three wholly owned direct and indirect subsidiaries, Aeterna Zentaris GmbH (“AEZS Germany”), based in Frankfurt, Germany, Zentaris IVF GmbH, a wholly owned subsidiary of AEZS Germany, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the US.

The registered office of the Company is located at 222 Bay Street, Suite 3000, P.O. Box 53, Toronto, Ontario M5K 1E7, Canada.

The Company’s common shares are listed on both the Toronto Stock Exchange and on the NASDAQ Capital Market.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2021 and December 31, 2020 and for the years ended

December 31, 2021, 2020 and 2019

(in thousands of US dollars, except share and per share data and where otherwise noted)

Basis of presentation

(a) Statement of compliance

These consolidated financial statements as of December 31, 2021 and December 31, 2020 and for the years ended December 31, 2021, 2020 and 2019 have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

These consolidated financial statements were approved by the Company’s Board of Directors, subject to confirmation by the Audit Committee of the Board of Directors, which confirmation was received on March 28, 2022.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates and the exercise of management’s judgment in applying the Company’s accounting policies. Areas involving a high degree of judgment or complexity and areas where assumptions and estimates are significant to the Company’s consolidated financial statements are discussed in note 3 - Critical accounting estimates and judgments. Certain comparative figures for the year ended December 31, 2020 were reclassified to conform to the presentation adopted for December 31, 2021.

(b) Basis of measurement

The consolidated financial statements have been prepared under a historical cost convention.

(c) Principles of consolidation

These consolidated financial statements include any entity in which the Company directly or indirectly holds more than 50% of the voting rights or over which the Company exercises control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. An entity is included in the consolidation from the date that control is transferred to the Company, while any entities that are sold are excluded from the consolidation from the date that control ceases. All inter-company balances and transactions are eliminated on consolidation.

(d) Foreign currency

Items included in the financial statements of the Group’s entities are measured using the currency of the primary economic environment in which the entities operate (the “functional currency”) which is the US dollar for the Company and its US subsidiary, Aeterna Zentaris, Inc., and the Euro (“EUR” or “€”) for its German subsidiaries.

Assets and liabilities of the German subsidiaries are translated from EUR balances at the period-end exchange rates, and the results of operations are translated from EUR amounts at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive loss within shareholders’ equity (deficiency).

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the underlying transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency are recognized in the consolidated statements of comprehensive loss.